Available for Sale Securities - Scheduled Maturities of Securities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Available For Sale Securities Debt Maturities [Abstract]
Weighted Average Yield, Due in one year or less	2.79%
Weighted Average Yield, Due from one year to five years	2.97%
Weighted Average Yield, Due from five to ten years	3.37%
Weighted Average Yield, Due after ten years	3.14%
Weighted Average Yield, Total	3.12%
Amortized cost, Due in one year or less	$ 41,074
Amortized cost, Due from one year to five years	163,785
Amortized cost, Due from five to ten years	106,115
Amortized cost, Due after ten years	739,384
Amortized cost, Total	1,050,358
Fair value, Due in one year or less	41,497
Fair value, Due from one year to five years	169,767
Fair value, Due from five to ten years	107,917
Fair value, Due after ten years	741,914
Fair value, Total	$ 1,061,095